Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

6. Prepaid Expenses and Other Current Assets

As of December 31, 2011 and 2010, prepaid expenses and other current assets consisted of the following:

	2011	2010

Rebates	$185,152	$165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$1,035,366	$783,231

The other item in the table above mainly includes deposits and guarantees, prepaid insurance, amounts due from managed locations and deferred financing costs.